Property and Equipment - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years